As filed with the Securities and Exchange Commission on November 28, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8352

LKCM Funds
 (Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
 (Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
 (Name and address of agent for service)

1-800-688-LKCM & 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

LKCM SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Aerospace & Defense - 2.6%
Hexcel Corporation (a)	26,855	$1,542,014
Mercury Systems, Inc. (a)	76,950	3,992,166
		5,534,180
Banks - 9.2%
BancorpSouth, Inc.	104,014	3,333,649
Cadence BanCorporation (a)	110,665	2,536,442
Glacier Bancorp, Inc.	45,280	1,709,773
Green Bancorp, Inc. (a)	49,260	1,164,999
Hanmi Financial Corporation	82,490	2,553,065
LegacyTexas Financial Group, Inc.	69,880	2,789,609
Pinnacle Financial Partners, Inc.	49,125	3,288,919
Seacoast Banking Corporation of Florida (a)	84,825	2,026,469
		19,402,925
Biotechnology - 3.3%
Charles River Laboratories International, Inc. (a)	36,135	3,903,303
Neogen Corporation (a)	39,353	3,048,283
		6,951,586
Building Products - 4.5%
American Woodmark Corporation (a)	17,140	1,649,725
Apogee Enterprises, Inc.	16,020	773,125
Builders FirstSource, Inc. (a)	165,195	2,971,858
CSW Industrials, Inc. (a)	35,200	1,561,120
PGT, Inc. (a)	172,351	2,576,648
		9,532,476
Capital Markets - 1.1%
BGC Partners Inc - Class A	162,510	2,351,520

Chemicals - 2.4%
Ferro Corporation (a)	103,545	2,309,053
Ferroglobe PLC (b)	214,125	2,817,885
		5,126,938
Commercial Services & Supplies - 1.8%
Healthcare Services Group, Inc.	70,315	3,794,900

Communication Equipment - 2.4%
Alarm.com Holdings, Inc. (a)	50,175	2,266,907
Finisar Corporation (a)	30,000	665,100
Infinera Corporation (a)	241,830	2,145,032
		5,077,039
Construction & Engineering - 2.2%
EMCOR Group, Inc.	39,285	2,725,593
MasTec Inc. (a)	41,485	1,924,904
		4,650,497
Construction Materials - 1.6%
Summit Materials, Inc. - Class A (a)	102,855	3,294,446

Consumer Finance - 2.3%
First Cash Financial Services, Inc.	76,425	4,826,239

Electronic Equipment & Instruments - 2.6%
FLIR Systems, Inc.	83,660	3,255,211
Littelfuse, Inc.	11,055	2,165,453
		5,420,664
Food & Drug Retailing - 0.5%
Sprouts Farmers Market, Inc. (a)	54,555	1,023,997

Food Products - 3.0%
Hostess Brands, Inc. (a)	177,695	2,427,314
Snyder's-Lance, Inc.	57,375	2,188,282
TreeHouse Foods, Inc. (a)	23,895	1,618,408
		6,234,004
Health Care Equipment & Supplies - 4.9%
Cantel Medical Corp.	37,890	3,568,101
K2M Group Holdings Inc. (a)	108,575	2,302,876
PRA Health Sciences, Inc. (a)	58,662	4,468,285
		10,339,262
Health Care Providers & Services - 5.6%
Acadia Healthcare Company, Inc. (a)	53,660	2,562,802
Aceto Corporation	100,536	1,129,019
Brookdale Senior Living Inc. (a)	108,490	1,149,994
HealthEquity, Inc. (a)	58,800	2,974,104
Omnicell, Inc. (a)	56,680	2,893,514
U.S. Physical Therapy, Inc.	16,620	1,021,299
		11,730,732
Hotel, Restaurants & Leisure - 0.8%
Planet Fitness, Inc. - Class A	62,410	1,683,822

Insurance - 0.6%
Trupanion, Inc. (a)	43,955	1,160,851

Internet & Catalog Retail - 1.8%
Nutrisystem, Inc.	66,005	3,689,679

Internet Software & Services - 6.2%
Criteo SA - ADR (a)(b)	32,125	1,333,188
Euronet Worldwide, Inc. (a)	36,470	3,456,991
New Relic, Inc. (a)	77,070	3,838,086
The Trade Desk, Inc. - Class A (a)	39,235	2,413,345
Twilio Inc. - Class A (a)	67,940	2,028,009
		13,069,619
IT Consulting & Services - 2.1%
Acxiom Corporation (a)	87,141	2,147,154
FireEye, Inc. (a)	131,820	2,210,622
		4,357,776
Leisure Equipment & Products - 1.0%
Pool Corporation	18,670	2,019,534

Machinery - 4.3%
John Bean Technologies Corporation	31,250	3,159,375
Kennametal Inc.	85,760	3,459,558
Lindsay Corporation	25,815	2,372,399
		8,991,332
Marine - 0.9%
Kirby Corporation (a)	28,645	1,889,138

Metals & Mining - 1.4%
Carpenter Technology Corporation	62,005	2,978,100

Multiline Retail - 2.7%
Five Below, Inc. (a)	23,170	1,271,570
Ollie's Bargain Outlet Holdings, Inc. (a)	94,380	4,379,232
		5,650,802
Oil & Gas & Consumable Fuels - 3.3%
Matador Resources Company (a)	50,000	1,357,500
Oasis Petroleum Inc. (a)	200,000	1,824,000
PDC Energy, Inc. (a)	19,405	951,427
WPX Energy Inc. (a)	244,055	2,806,633
		6,939,560
Pharmaceuticals - 1.2%
Cambrex Corp. (a)	44,620	2,454,100

Real Estate Investment Trusts - 4.3%
First Industrial Realty Trust, Inc.	90,400	2,720,136
Life Storage, Inc.	25,000	2,045,250
Outfront Media Inc.	94,540	2,380,517
Stag Industrial, Inc.	72,840	2,000,915
		9,146,818
Road & Rail - 1.3%
Genesee & Wyoming Inc. - Class A (a)	36,400	2,693,964

Semiconductor Equipment & Products - 0.9%
Lattice Semiconductor Corporation (a)	162,760	847,980
Rambus Inc. (a)	76,690	1,023,811
		1,871,791
Software - 7.1%
ACI Worldwide, Inc. (a)	100,060	2,279,367
Callidus Software, Inc. (a)	50,535	1,245,688
Envestnet, Inc. (a)	71,081	3,625,131
Fair Isaac Corporation	16,220	2,278,910
Guidewire Software Inc. (a)	6,210	483,510
Manhattan Associates, Inc. (a)	11,145	463,298
Proofpoint, Inc. (a)	27,505	2,398,986
RealPage, Inc. (a)	35,900	1,432,410
SecureWorks Corp. - Class A (a)	58,975	728,341
		14,935,641
Textiles, Apparel & Luxury Goods - 1.7%
Columbia Sportswear Company	22,991	1,415,786
Oxford Industries, Inc.	34,485	2,191,177
		3,606,963
Thrifts & Mortgage Finance - 3.1%
Banc of California, Inc.	145,605	3,021,303
Home BancShares Inc.	142,881	3,603,459
		6,624,762
Trading Companies & Distributors - 4.5%
MSC Industrial Direct Co., Inc. - Class A	18,990	1,435,074
Textainer Group Holdings Limited (a)(b)	162,925	2,794,164
Triton International Limited of Bermuda (b)	88,985	2,961,421
Watsco, Inc.	13,565	2,184,914
		9,375,573
TOTAL COMMON STOCKS
(Cost $150,463,959)		208,431,230

SHORT-TERM INVESTMENT - 1.0%
Money Market Fund - 1.0%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.92% (c)	2,168,887	2,168,887

TOTAL SHORT-TERM INVESTMENT
(Cost $2,168,887)		2,168,887

Total Investments - 100.2%
(Cost $152,632,846)		210,600,117
Liabilities in Excess of Other Assets - (0.2)%		(381,397)
TOTAL NET ASSETS - 100.0%		$210,218,720

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost of investments	$152,632,846
Gross unrealized appreciation	59,837,393
Gross unrealized depreciation	(1,870,122)
Net unrealized appreciation	$57,967,271

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Aerospace & Defense - 4.2%
HEICO Corporation	4,718	$423,724
Mercury Systems, Inc. (a)	7,290	378,205
		801,929
Banks - 4.5%
Pinnacle Financial Partners, Inc.	5,230	350,148
SVB Financial Group (a)	2,695	504,208
		854,356
Biotechnology - 2.0%
Charles River Laboratories International, Inc. (a)	3,430	370,509

Building Products - 3.4%
Builders FirstSource, Inc. (a)	18,115	325,889
Fortune Brands Home & Security Inc.	4,825	324,385
		650,274
Capital Markets - 4.0%
Lazard Ltd - Class A (b)	8,835	399,519
SEI Investments Company	5,895	359,948
		759,467
Chemicals - 5.3%
CF Industries Holdings, Inc.	9,870	347,029
FMC Corporation	7,380	659,108
		1,006,137
Commercial Services & Supplies - 1.9%
Healthcare Services Group, Inc.	6,834	368,831

Communication Equipment - 0.9%
Infinera Corporation (a)	18,300	162,321

Consumer Finance - 3.1%
First Cash Financial Services, Inc.	9,350	590,452

Containers & Packaging - 1.2%
Ball Corporation	5,350	220,955

Diversified Financials - 2.2%
MSCI Inc.	3,620	423,178

Electronic Equipment & Instruments - 6.5%
FLIR Systems, Inc.	8,725	339,490
Littelfuse, Inc.	1,605	314,387
Trimble Navigation Limited (a)	14,550	571,088
		1,224,965
Food Products - 1.1%
Snyder's-Lance, Inc.	5,690	217,017

Health Care Equipment & Supplies - 7.5%
Align Technology, Inc. (a)	2,395	446,117
Cantel Medical Corp.	4,495	423,294
PRA Health Sciences, Inc. (a)	7,295	555,660
		1,425,071

Health Care Providers & Services - 3.7%
Acadia Healthcare Company, Inc. (a)	7,660	365,842
HealthEquity, Inc. (a)	6,780	342,932
		708,774
Internet & Catalog Retail - 1.9%
Nutrisystem, Inc.	6,420	358,878

Internet Software & Services - 2.8%
Akamai Technologies, Inc. (a)	3,510	171,007
Euronet Worldwide, Inc. (a)	3,765	356,884
		527,891
Leisure Equipment & Products - 2.9%
Polaris Industries Inc.	3,355	351,034
Pool Corporation	1,855	200,655
		551,689
Machinery - 3.6%
John Bean Technologies Corporation	3,800	384,180
Kennametal Inc.	7,375	297,507
		681,687
Marine - 1.2%
Kirby Corporation (a)	3,310	218,294

Metals & Mining - 1.6%
Reliance Steel & Aluminum Co.	4,080	310,774

Multiline Retail - 1.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	6,770	314,128

Oil & Gas & Consumable Fuels - 5.4%
Diamondback Energy Inc. (a)	2,685	263,023
Matador Resources Company (a)	8,640	234,576
Parsley Energy, Inc. - Class A (a)	7,420	195,443
WPX Energy Inc. (a)	28,125	323,437
		1,016,479
Real Estate Investment Trusts - 4.3%
CyrusOne Inc.	4,965	292,588
First Industrial Realty Trust, Inc.	7,405	222,816
Life Storage, Inc.	3,790	310,060
		825,464
Road & Rail - 2.1%
Genesee & Wyoming Inc. - Class A (a)	5,270	390,033

Software - 11.2%
Envestnet, Inc. (a)	6,770	345,270
Fair Isaac Corporation	2,640	370,920
Fortinet Inc. (a)	8,490	304,282
Guidewire Software Inc. (a)	5,270	410,322
Take-Two Interactive Software, Inc. (a)	6,810	696,186
		2,126,980
Specialty Retail - 1.4%
Tiffany & Co.	2,990	274,422

Textiles, Apparel & Luxury Goods - 2.3%
Columbia Sportswear Company	2,860	176,119
Michael Kors Holdings Limited (a)(b)	5,315	254,323
		430,442
Thrifts & Mortgage Finance - 1.6%
Home BancShares Inc.	12,365	311,845

Trading Companies & Distributors - 3.1%
MSC Industrial Direct Co., Inc. - Class A	2,950	222,931
Watsco, Inc.	2,290	368,850
		591,781
TOTAL COMMON STOCKS
(Cost $14,075,533)		18,715,023

SHORT-TERM INVESTMENT - 1.5%
Money Market Fund - 1.5%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.92% (c)	281,316	281,316

TOTAL SHORT-TERM INVESTMENT
(Cost $281,316)		281,316

Total Investments - 100.1%
(Cost $14,356,849)		18,996,339
Liabilities in Excess of Other Assets - (0.1)%		(10,375)
TOTAL NET ASSETS - 100.0%		$18,985,964

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost of investments	$14,356,849
Gross unrealized appreciation	4,656,738
Gross unrealized depreciation	(17,246)
Net unrealized appreciation	$4,639,490

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Aerospace & Defense - 3.6%
Honeywell International Inc.	60,000	$8,504,400
Rockwell Collins, Inc.	25,000	3,267,750
		11,772,150
Auto Components - 0.5%
Gentex Corporation	80,000	1,584,000

Banks - 8.5%
Bank of America Corporation	385,000	9,755,900
Comerica Incorporated	126,000	9,608,760
Cullen/Frost Bankers, Inc.	65,000	6,169,800
Glacier Bancorp, Inc.	60,000	2,265,600
		27,800,060
Beverages - 2.8%
The Coca-Cola Company	65,000	2,925,650
PepsiCo, Inc.	55,000	6,128,650
		9,054,300
Biotechnology - 2.3%
Amgen Inc.	40,000	7,458,000

Chemicals - 7.3%
DowDuPont Inc. (a)	83,330	5,768,936
Ecolab Inc.	30,000	3,858,300
FMC Corporation	93,500	8,350,485
Monsanto Company	48,000	5,751,360
		23,729,081
Commercial Services & Supplies - 3.1%
Copart, Inc. (a)	100,000	3,437,000
Waste Connections, Inc. (b)	97,500	6,821,100
		10,258,100
Computers & Peripherals - 2.0%
Apple Inc.	42,500	6,550,100

Construction Materials - 1.3%
Martin Marietta Materials, Inc.	20,000	4,124,600

Containers & Packaging - 1.8%
Ball Corporation	140,000	5,782,000

Diversified Financials - 3.0%
JPMorgan Chase & Co.	102,000	9,742,020

Electrical Equipment & Instruments - 2.9%
Franklin Electric Co., Inc.	85,000	3,812,250
Roper Technologies, Inc.	23,000	5,598,200
		9,410,450
Electronic Equipment & Instruments - 2.7%
Littelfuse, Inc.	14,000	2,742,320
National Instruments Corporation	55,000	2,319,350
Trimble Navigation Limited (a)	100,000	3,925,000
		8,986,670
Food Products - 1.0%
Mondelez International Inc. - Class A	80,000	3,252,800

Health Care Equipment & Supplies - 8.1%
Danaher Corporation	75,000	6,433,500
Medtronic, PLC (b)	73,000	5,677,210
PerkinElmer, Inc.	100,000	6,897,000
Thermo Fisher Scientific Inc.	40,000	7,568,000
		26,575,710
Household Durables - 1.6%
Newell Brands, Inc.	122,835	5,241,370

Household Products - 2.3%
Kimberly-Clark Corporation	45,000	5,295,600
The Procter & Gamble Company	26,000	2,365,480
		7,661,080
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	8,000	7,690,800

Internet Software & Services - 5.3%
Akamai Technologies, Inc. (a)	90,000	4,384,800
Alphabet, Inc. - Class A (a)	7,000	6,816,040
Facebook, Inc. - Class A (a)	35,000	5,980,450
		17,181,290
IT Consulting & Services - 1.5%
PayPal Holdings, Inc. (a)	75,000	4,802,250

Machinery - 5.1%
Generac Holdings, Inc. (a)	108,000	4,960,440
The Toro Company	74,000	4,592,440
Valmont Industries, Inc.	45,000	7,114,500
		16,667,380
Marine - 0.9%
Kirby Corporation (a)	45,000	2,967,750

Media - 1.5%
Time Warner Inc.	47,000	4,815,150

Oil & Gas & Consumable Fuels - 6.9%
Cabot Oil & Gas Corporation	170,000	4,547,500
ConocoPhillips	62,000	3,103,100
EOG Resources, Inc.	65,000	6,288,100
Occidental Petroleum Corporation	100,000	6,421,000
Range Resources Corporation	112,000	2,191,840
		22,551,540
Personal Products - 1.0%
The Estee Lauder Companies Inc. - Class A	30,000	3,235,200

Pharmaceuticals - 7.1%
AbbVie Inc.	65,000	5,775,900
Johnson & Johnson	38,000	4,940,380
Merck & Co., Inc.	80,000	5,122,400
Pfizer Inc.	115,000	4,105,500
Zoetis Inc.	53,500	3,411,160
		23,355,340
Road & Rail - 1.3%
Kansas City Southern	40,000	4,347,200

Software - 4.3%
Adobe Systems Incorporated (a)	45,000	6,713,100
Microsoft Corporation	100,000	7,449,000
		14,162,100
Specialty Retail - 3.3%
The Home Depot, Inc.	50,000	8,178,000
Tiffany & Co.	30,000	2,753,400
		10,931,400
Textiles, Apparel & Luxury Goods - 1.6%
V.F. Corporation	80,000	5,085,600

TOTAL COMMON STOCKS
(Cost $187,492,217)		316,775,491

SHORT-TERM INVESTMENT - 3.0%
Money Market Fund - 3.0%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.92% (c)	9,637,360	9,637,360

TOTAL SHORT-TERM INVESTMENT
(Cost $9,637,360)		9,637,360

Total Investments - 99.9%
(Cost $197,129,577)		326,412,851
Other Assets in Excess of Liabilities - 0.1%		208,132
TOTAL NET ASSETS - 100.0%		$326,620,983

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost of investments	$197,129,577
Gross unrealized appreciation	131,218,636
Gross unrealized depreciation	(1,935,362)
Net unrealized appreciation	$129,283,274

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 68.3%	Shares	Value
Aerospace & Defense - 2.1%
Honeywell International Inc.	5,100	$722,874
Rockwell Collins, Inc.	7,100	928,041
		1,650,915
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. - Class B	2,600	312,234

Banks - 5.9%
Bank of America Corporation	38,500	975,590
Comerica Incorporated	11,100	846,486
Cullen/Frost Bankers, Inc.	6,500	616,980
SunTrust Banks, Inc.	11,500	687,355
Wells Fargo & Company	12,471	687,776
Zions Bancorporation	17,500	825,650
		4,639,837
Beverages - 1.3%
The Coca-Cola Company	8,600	387,086
PepsiCo, Inc.	5,800	646,294
		1,033,380
Biotechnology - 1.9%
Celgene Corporation (a)	5,200	758,264
Charles River Laboratories International, Inc. (a)	6,800	734,536
		1,492,800
Capital Markets - 1.1%
SEI Investments Company	14,500	885,370

Chemicals - 6.2%
Air Products and Chemicals, Inc.	3,100	468,782
DowDuPont Inc. (a)	13,076	905,251
Ecolab Inc.	4,800	617,328
FMC Corporation	11,200	1,000,272
GCP Applied Technologies Inc. (a)	16,000	491,200
Monsanto Company	5,600	670,992
Praxair, Inc.	5,500	768,570
		4,922,395
Commercial Services & Supplies - 0.8%
Waste Management, Inc.	7,900	618,333

Computers & Peripherals - 1.4%
Apple Inc.	7,150	1,101,958

Construction Materials - 1.0%
Martin Marietta Materials, Inc.	3,900	804,297

Containers & Packaging - 0.5%
Ball Corporation	8,800	363,440

Diversified Financials - 2.2%
JPMorgan Chase & Co.	9,400	897,794
Moody's Corporation	6,000	835,260
		1,733,054
Diversified Telecommunication Services - 1.3%
AT&T Inc.	16,332	639,725
Verizon Communications Inc.	8,641	427,643
		1,067,368

Electronic Equipment & Instruments - 1.3%
National Instruments Corporation	7,500	316,275
Trimble Navigation Limited (a)	18,200	714,350
		1,030,625
Energy Equipment & Services - 0.5%
Schlumberger Limited (b)	6,200	432,512

Food & Drug Retailing - 1.5%
Wal-Mart Stores, Inc.	4,100	320,374
Walgreens Boots Alliance, Inc.	11,400	880,308
		1,200,682
Food Products - 1.6%
Hormel Foods Corporation	13,900	446,746
Mondelez International Inc. - Class A	19,800	805,068
		1,251,814
Health Care Equipment & Supplies - 4.3%
Danaher Corporation	7,100	609,038
Medtronic, PLC (b)	7,600	591,052
PerkinElmer, Inc.	11,600	800,052
Thermo Fisher Scientific, Inc.	3,700	700,040
VWR Corporation (a)	21,000	695,310
		3,395,492
Household Durables - 1.7%
Newell Brands, Inc.	15,509	661,769
Whirlpool Corporation	3,900	719,316
		1,381,085
Household Products - 2.2%
Colgate-Palmolive Company	11,600	845,060
Kimberly-Clark Corporation	5,100	600,168
The Procter & Gamble Company	3,500	318,430
		1,763,658
Industrial Conglomerates - 0.4%
General Electric Company	14,600	353,028

Insurance - 1.0%
MetLife, Inc.	8,000	415,600
Prudential Financial, Inc.	3,400	361,488
		777,088
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	700	672,945
Expedia, Inc.	5,500	791,670
		1,464,615
Internet Software & Services - 2.7%
Akamai Technologies, Inc. (a)	12,500	609,000
Alphabet, Inc. - Class A (a)	250	243,430
Alphabet, Inc. - Class C (a)	500	479,555
Facebook, Inc. - Class A (a)	4,600	786,002
		2,117,987
IT Consulting & Services - 2.8%
Accenture PLC - Class A (b)	2,200	297,154
Alliance Data Systems Corporation	2,800	620,340
PayPal Holdings, Inc. (a)	11,400	729,942
Visa Inc. - Class A	5,600	589,344
		2,236,780
Machinery - 0.8%
Fortive Corporation	9,350	661,886

Media - 2.0%
CBS Corporation - Class B	3,600	208,800
Time Warner Inc.	7,100	727,395
The Walt Disney Company	6,700	660,419
		1,596,614
Oil & Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corporation	9,500	464,075
Cabot Oil & Gas Corporation	17,700	473,475
Chevron Corporation	5,795	680,913
ConocoPhillips	11,400	570,570
EOG Resources, Inc.	6,000	580,440
Exxon Mobil Corporation	6,727	551,479
Pioneer Natural Resources Company	2,600	383,604
WPX Energy Inc. (a)	35,000	402,500
		4,107,056
Pharmaceuticals - 5.0%
Abbott Laboratories	16,000	853,760
AbbVie Inc.	11,000	977,460
Merck & Co., Inc.	8,900	569,867
Pfizer Inc.	17,100	610,470
Zoetis Inc.	14,400	918,144
		3,929,701
Real Estate Investment Trusts - 0.8%
American Tower Corporation	4,500	615,060

Road & Rail - 0.4%
Union Pacific Corporation	3,000	347,910

Software - 3.8%
Adobe Systems Incorporated (a)	4,500	671,310
Citrix Systems, Inc. (a)	4,000	307,280
Microsoft Corporation	11,000	819,390
Oracle Corporation	15,400	744,590
RealPage, Inc. (a)	11,500	458,850
		3,001,420
Specialty Retail - 1.5%
The Home Depot, Inc.	5,200	850,512
O'Reilly Automotive, Inc. (a)	1,400	301,518
		1,152,030
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. - Class B	11,600	601,460

TOTAL COMMON STOCKS
(Cost $37,224,806)		54,043,884

	Principal
CORPORATE BONDS - 30.1%	Amount
Aerospace & Defense - 0.3%
Rockwell Collins, Inc.
3.700%, 12/15/2023
Callable 09/15/2023	$250,000	262,390

Air Freight & Logistics - 1.3%
FedEx Corp.
2.700%, 04/15/2023	425,000	424,681
United Parcel Service, Inc.
2.450%, 10/01/2022	600,000	606,218
		1,030,899

Banks - 2.9%
Bank of America Corporation:
2.625%, 10/19/2020	400,000	404,570
2.625%, 04/19/2021	150,000	151,158
The Bank of New York Mellon Corporation:
2.450%, 11/27/2020
Callable 10/27/2020	350,000	353,820
2.500%, 04/15/2021
Callable 03/15/2021	200,000	202,099
BB&T Corporation
2.250%, 02/01/2019
Callable 01/02/2019	115,000	115,726
Comerica Incorporated
2.125%, 05/23/2019
Callable 04/23/2019	435,000	434,710
Wells Fargo & Company:
2.150%, 01/15/2019	200,000	201,051
2.125%, 04/22/2019	150,000	150,859
Wells Fargo Bank, National Association
1.750%, 05/24/2019	250,000	249,887
		2,263,880
Beverages - 0.5%
PepsiCo, Inc.
3.000%, 08/25/2021	415,000	429,917

Biotechnology - 1.4%
Amgen Inc.:
2.200%, 05/22/2019
Callable 04/22/2019	100,000	100,504
2.125%, 05/01/2020
Callable 04/01/2020	100,000	100,198
2.700%, 05/01/2022
Callable 03/01/2022	325,000	327,007
Celgene Corporation
3.625%, 05/15/2024
Callable 02/15/2024	250,000	260,816
Gilead Sciences, Inc.
2.050%, 04/01/2019	335,000	336,564
		1,125,089
Chemicals - 0.8%
Air Products and Chemicals, Inc.
1.200%, 10/15/2017	150,000	149,983
Ecolab Inc.:
1.450%, 12/08/2017	250,000	249,960
2.000%, 01/14/2019	250,000	251,089
		651,032
Communications Equipment - 1.1%
Cisco Systems, Inc.:
2.125%, 03/01/2019	250,000	251,939
2.200%, 02/28/2021	275,000	276,730
QUALCOMM Incorporated
2.250%, 05/20/2020	350,000	353,842
		882,511
Computers & Peripherals - 1.1%
Apple Inc.
2.850%, 05/06/2021	500,000	514,052
International Business Machines Corporation
2.250%, 02/19/2021	350,000	351,233
		865,285

Consumer Finance - 0.4%
American Express Credit Corporation
2.600%, 09/14/2020
Callable 08/14/2020	300,000	304,692

Diversified Financials - 0.8%
JPMorgan Chase & Co.:
2.400%, 06/07/2021
Callable 05/07/2021	400,000	401,569
3.375%, 05/01/2023	225,000	229,979
		631,548
Diversified Telecommunication Services - 1.5%
AT&T Inc.
2.450%, 06/30/2020
Callable 05/30/2020	725,000	730,636
Verizon Communications Inc.:
3.000%, 11/01/2021
Callable 09/01/2021	250,000	255,365
2.450%, 11/01/2022
Callable 08/01/2022	200,000	198,710
		1,184,711
Electrical Equipment & Instruments - 1.5%
Emerson Electric Co.:
2.625%, 02/15/2023
Callable 11/15/2022	400,000	400,580
3.150%, 06/01/2025
Callable 03/01/2025	200,000	205,841
Rockwell Automation Inc.
2.050%, 03/01/2020
Callable 02/01/2020	288,000	286,939
Roper Technologies, Inc.
2.800%, 12/15/2021
Callable 11/15/2021	300,000	303,040
		1,196,400
Energy Equipment & Services - 0.3%
National Oilwell Varco, Inc.
1.350%, 12/01/2017	200,000	199,797

Food & Drug Retailing - 2.0%
Costco Wholesale Corporation
2.250%, 02/15/2022	400,000	401,642
CVS Health Corporation:
2.250%, 12/05/2018
Callable 11/05/2018	175,000	175,829
2.125%, 06/01/2021
Callable 05/01/2021	400,000	396,648
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021
Callable 09/18/2021	325,000	335,963
3.800%, 11/18/2024
Callable 08/18/2024	250,000	259,041
		1,569,123

Health Care Equipment & Supplies - 1.7%
Danaher Corporation
2.400%, 09/15/2020
Callable 08/15/2020	400,000	404,858
Medtronic, Inc.
2.500%, 03/15/2020	300,000	304,519
Thermo Fisher Scientific, Inc.
3.150%, 01/15/2023
Callable 10/15/2022	600,000	611,362
		1,320,739
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corporation:
2.750%, 12/09/2020
Callable 11/09/2020	200,000	203,931
3.625%, 05/20/2021	100,000	104,875
		308,806
Household Durables - 1.0%
Newell Brands, Inc.:
2.150%, 10/15/2018	400,000	401,611
3.150%, 04/01/2021
Callable 03/01/2021	350,000	358,354
		759,965
Industrial Conglomerates - 0.6%
General Electric Company
2.700%, 10/09/2022	500,000	509,376

Insurance - 0.5%
Berkshire Hathaway Inc.
2.200%, 03/15/2021
Callable 02/15/2021	425,000	428,124

Internet & Catalog Retail - 0.7%
Amazon.com, Inc.
3.300%, 12/05/2021
Callable 10/05/2021	495,000	516,371

Internet Software & Services - 0.3%
Alphabet, Inc.
3.375%, 02/25/2024	200,000	209,794

Media - 0.9%
Time Warner Inc.
3.400%, 06/15/2022	250,000	258,164
The Walt Disney Company
2.300%, 02/12/2021	420,000	423,822
		681,986
Oil & Gas & Consumable Fuels - 3.1%
Chevron Corporation
2.411%, 03/03/2022
Callable 01/03/2022	500,000	503,587
Enterprise Products Operating LLC
2.850%, 04/15/2021
Callable 03/15/2021	500,000	508,249
EOG Resources, Inc.
2.450%, 04/01/2020
Callable 03/01/2020	200,000	201,730
Exxon Mobil Corporation
2.222%, 03/01/2021
Callable 02/01/2021	325,000	327,612

Kinder Morgan Energy Partners, L.P.
3.950%, 09/01/2022
Callable 06/01/2022	400,000	415,721
Occidental Petroleum Corporation
2.600%, 04/15/2022
Callable 03/15/2022	500,000	503,397
		2,460,296
Pharmaceuticals - 1.3%
Abbott Laboratories
2.000%, 03/15/2020	250,000	249,615
AbbVie Inc.:
2.000%, 11/06/2018	134,000	134,478
2.500%, 05/14/2020
Callable 04/14/2020	425,000	430,356
Merck & Co., Inc.
2.350%, 02/10/2022	195,000	195,795
		1,010,244
Real Estate Investment Trusts - 0.6%
American Tower Corporation:
3.400%, 02/15/2019	400,000	407,433
2.800%, 06/01/2020
Callable 05/01/2020	100,000	101,578
		509,011
Road & Rail - 0.5%
Burlington Northern Santa Fe, LLC
3.000%, 03/15/2023
Callable 12/15/2022	400,000	411,059

Semiconductor Equipment & Products - 0.6%
Texas Instruments Incorporated
2.750%, 03/12/2021
Callable 02/12/2021	470,000	481,017

Software - 1.2%
Microsoft Corporation
2.375%, 02/12/2022
Callable 01/12/2022	400,000	403,881
Oracle Corporation:
2.375%, 01/15/2019	125,000	126,289
2.800%, 07/08/2021	425,000	434,843
		965,013
Specialty Retail - 0.8%
The Home Depot, Inc.:
2.000%, 06/15/2019
Callable 05/15/2019	325,000	327,105
2.625%, 06/01/2022
Callable 05/01/2022	290,000	294,799
		621,904
TOTAL CORPORATE BONDS
(Cost $23,769,217)		23,790,979

SHORT-TERM INVESTMENT - 1.3%	Shares
Money Market Fund - 1.3%
Invesco Short-Term Investments Trust - Government & Agency Portfolio -Institutional Shares, 0.92% (c)	1,024,738	1,024,738

TOTAL SHORT-TERM INVESTMENT
(Cost $1,024,738)		1,024,738

Total Investments - 99.7%
(Cost $62,018,761)	78,859,601
Other Assets in Excess of Liabilities - 0.3%	261,060
TOTAL NET ASSETS - 100.0%	$79,120,661

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost of investments	$62,018,761
Gross unrealized appreciation	17,558,663
Gross unrealized depreciation	(717,823)
Net unrealized appreciation	$16,840,840

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)
	Principal
CORPORATE BONDS - 74.3%	Amount	Value
Aerospace & Defense - 0.7%
Rockwell Collins, Inc.
3.700%, 12/15/2023
Callable 09/15/2023	$1,750,000	$1,836,732

Air Freight & Logistics - 1.0%
FedEx Corp.
3.250%, 04/01/2026
Callable 01/01/2026	2,500,000	2,537,667

Banks - 8.3%
Bank of America Corporation:
2.393% (3 Month LIBOR USD + 1.070%), 03/22/2018 (a)	2,000,000	2,008,640
2.625%, 10/19/2020	2,600,000	2,629,703
4.000%, 01/22/2025	4,000,000	4,143,088
BB&T Corporation
1.890% (3 Month LIBOR USD + 0.570%), 06/15/2020 (a)	2,000,000	2,012,560
Comerica Incorporated
2.125%, 05/23/2019
Callable 04/23/2019	1,000,000	999,332
Wells Fargo & Company:
1.943% (3 Month LIBOR USD + 0.630%), 04/23/2018 (a)	2,500,000	2,508,200
2.125%, 04/22/2019	4,000,000	4,022,914
4.125%, 08/15/2023	2,000,000	2,118,923
		20,443,360
Beverages - 1.9%
Anheuser-Busch InBev Finance Inc.
1.900%, 02/01/2019	4,537,000	4,550,206

Biotechnology - 3.5%
Amgen Inc.
2.200%, 05/22/2019
Callable 04/22/2019	3,500,000	3,517,634
Celgene Corporation
3.625%, 05/15/2024
Callable 02/15/2024	4,750,000	4,955,508
		8,473,142
Capital Markets - 2.5%
Morgan Stanley (a):
2.594% (3 Month LIBOR USD + 1.280%), 04/25/2018	2,500,000	2,515,440
2.163% (3 Month LIBOR USD + 0.850%), 01/24/2019	3,500,000	3,524,704
		6,040,144
Chemicals - 1.5%
Ecolab Inc.:
1.550%, 01/12/2018	2,725,000	2,723,850
2.375%, 08/10/2022
Callable 07/10/2022	1,000,000	1,000,037
		3,723,887
Communication Equipment - 0.3%
Cisco Systems, Inc.
4.950%, 02/15/2019	700,000	731,422

Computers & Peripherals - 1.3%
Apple Inc.
2.400%, 05/03/2023	3,250,000	3,246,362

Consumer Finance - 2.7%
American Express Company
1.905% (3 Month LIBOR USD + 0.590%), 05/22/2018 (a)	3,533,000	3,542,892
American Express Credit Corporation
2.375%, 05/26/2020
Callable 04/25/2020	3,000,000	3,031,917
		6,574,809
Consumer Services - 2.0%
The Western Union Company:
2.875%, 12/10/2017	2,250,000	2,255,139
3.650%, 08/22/2018	2,500,000	2,542,962
		4,798,101
Containers & Packaging - 2.2%
Ball Corporation:
5.000%, 03/15/2022	2,000,000	2,172,500
5.250%, 07/01/2025	3,000,000	3,304,500
		5,477,000
Diversified Financials - 3.5%
JPMorgan Chase & Co.:
2.214% (3 Month LIBOR USD + 0.900%), 01/25/2018 (a)	3,000,000	3,007,711
3.375%, 05/01/2023	2,000,000	2,044,256
2.700%, 05/18/2023
Callable 03/18/2023	3,500,000	3,503,651
		8,555,618
Diversified Telecommunication Services - 6.8%
AT&T Inc.:
2.227% (3 Month LIBOR USD + 0.910%), 11/27/2018 (a)	3,000,000	3,024,366
2.375%, 11/27/2018	4,500,000	4,527,967
1.987% (3 Month LIBOR USD + 0.670%), 03/11/2019 (a)	1,500,000	1,507,706
CenturyLink, Inc.:
6.150%, 09/15/2019	1,402,000	1,475,605
5.800%, 03/15/2022	2,500,000	2,501,125
Verizon Communications Inc.:
3.069% (3 Month LIBOR USD + 1.750%), 09/14/2018 (a)	2,000,000	2,031,649
2.450%, 11/01/2022
Callable 08/01/2022	1,750,000	1,738,715
		16,807,133
Electrical Equipment & Instruments - 2.7%
Emerson Electric Co.
3.150%, 06/01/2025
Callable 03/01/2025	5,000,000	5,146,019
Rockwell Automation, Inc.
2.875%, 03/01/2025
Callable 12/01/2024	1,440,000	1,428,017
		6,574,036
Food & Drug Retailing - 2.7%
CVS Health Corporation
4.125%, 05/15/2021
Callable 02/15/2021	2,000,000	2,114,325
Walgreens Boots Alliance, Inc.
3.800%, 11/18/2024
Callable 08/18/2024	4,375,000	4,533,215
		6,647,540

Health Care Equipment & Supplies - 6.4%
Danaher Corporation:
2.400%, 09/15/2020
Callable 08/15/2020	2,000,000	2,024,291
3.350%, 09/15/2025
Callable 06/15/2025	5,500,000	5,723,300
PerkinElmer, Inc.
5.000%, 11/15/2021
Callable 08/15/2021	1,094,000	1,186,874
Thermo Fisher Scientific, Inc.:
4.150%, 02/01/2024
Callable 11/01/2023	4,500,000	4,809,486
2.950%, 09/19/2026
Callable 06/19/2026	2,000,000	1,961,246
		15,705,197
Household Durables - 1.3%
Newell Brands, Inc.
3.150%, 04/01/2021
Callable 03/01/2021	3,150,000	3,225,187

Household Products - 0.4%
The Procter & Gamble Company
8.000%, 09/01/2024	775,000	1,034,917

Industrial Conglomerates - 0.4%
General Electric Company
2.100%, 12/11/2019	1,050,000	1,058,690

Internet & Catalog Retail - 2.9%
Amazon.com, Inc.:
2.600%, 12/05/2019
Callable 11/05/2019	2,000,000	2,038,463
2.500%, 11/29/2022
Callable 08/29/2022	5,000,000	5,052,065
		7,090,528
Internet Software & Services - 1.2%
Alphabet, Inc.
3.375%, 02/25/2024	2,850,000	2,989,565

Multiline Retail - 2.0%
Family Dollar Stores, Inc.
5.000%, 02/01/2021	4,500,000	4,848,750

Oil & Gas & Consumable Fuels - 8.0%
Chevron Corporation
2.411%, 03/03/2022
Callable 01/03/2022	1,450,000	1,460,403
ConocoPhillips Company
1.050%, 12/15/2017
Callable 11/15/2017	2,750,000	2,748,047
Enterprise Products Operating LLC:
1.650%, 05/07/2018	1,250,000	1,249,740
3.750%, 02/15/2025
Callable 11/15/2024	2,000,000	2,076,047
Kinder Morgan Energy Partners, L.P.
4.250%, 09/01/2024
Callable 06/01/2024	3,000,000	3,117,795

Occidental Petroleum Corporation
2.600%, 04/15/2022
Callable 03/15/2022	3,125,000	3,146,232
Range Resources Corporation (b)
5.000%, 08/15/2022
Callable 05/15/2022	5,850,000	5,871,937
		19,670,201
Pharmaceuticals - 0.4%
Allergan, Inc.
1.350%, 03/15/2018	1,017,000	1,014,120

Real Estate Investment Trusts - 3.8%
American Tower Corporation:
3.400%, 02/15/2019	1,585,000	1,614,452
5.050%, 09/01/2020	1,250,000	1,348,404
3.500%, 01/31/2023	3,500,000	3,624,942
5.000%, 02/15/2024	2,500,000	2,761,954
		9,349,752
Road & Rail - 2.8%
Burlington Northern Santa Fe, LLC
3.000%, 03/15/2023
Callable 12/15/2022	2,550,000	2,620,502
Union Pacific Corporation
2.250%, 06/19/2020
Callable 05/19/2020	4,125,000	4,154,790
		6,775,292
Software & Services - 1.1%
Sabre GLBL Inc. (b)
5.375%, 04/15/2023
Callable 04/15/2018	2,500,000	2,603,250

TOTAL CORPORATE BONDS
(Cost $180,242,267)		182,382,608

U.S. GOVERNMENT ISSUES - 8.7%
U.S. Treasury Inflation Indexed Bonds - 1.5%
0.625%, 01/15/2024	3,671,850	3,751,492

U.S. Treasury Notes - 7.2%
1.000%, 03/15/2018	1,000,000	999,105
1.000%, 08/15/2018	2,000,000	1,994,063
1.250%, 10/31/2019	2,000,000	1,990,430
2.000%, 07/31/2020	2,000,000	2,022,070
2.000%, 02/15/2023	2,000,000	2,001,485
2.000%, 02/15/2025	3,000,000	2,959,570
2.000%, 08/15/2025	2,000,000	1,966,133
1.625%, 02/15/2026	4,000,000	3,803,828
		17,736,684
TOTAL U.S. GOVERNMENT ISSUES
(Cost $21,707,281)		21,488,176

U.S. GOVERNMENT SPONSORED ENTITIES - 13.6%
Fannie Mae - 2.4%
1.500%, 07/28/2021 (c)
Callable 10/28/2017	2,000,000	1,995,036
1.000%, 10/26/2021 (c)
Callable 10/26/2017	1,040,000	1,033,906
1.500%, 05/17/2024 (c)
Callable 11/17/2017	2,800,000	2,761,360
		5,790,302
Federal Home Loan Banks - 3.9%
1.000%, 01/30/2019 (c)
Callable 01/30/2018	2,000,000	1,998,320
1.550%, 10/19/2020 (c)
Callable 10/19/2018	2,500,000	2,496,482
1.625%, 08/15/2022 (c)
Callable 02/15/2018	2,500,000	2,494,035
2.000%, 08/24/2022
Callable 08/24/2018	2,700,000	2,673,751
		9,662,588
Freddie Mac - 7.3%
5.125%, 11/17/2017	500,000	502,535
1.375%, 08/25/2021 (c)
Callable 11/25/2017	1,650,000	1,626,803
1.500%, 08/25/2021 (c)
Callable 11/25/2017	1,600,000	1,569,117
2.375%, 01/13/2022	2,000,000	2,036,726
2.200%, 07/27/2022
Callable 07/27/2018	1,225,000	1,223,602
1.625%, 09/29/2022 (c)
Callable 03/29/2018	2,500,000	2,488,170
1.250%, 06/30/2023 (c)
Callable 12/30/2017	1,500,000	1,486,443
1.000%, 10/27/2023 (c)
Callable 10/27/2017	4,500,000	4,486,626
2.000%, 05/23/2031 (c)
Callable 11/23/2017	2,500,000	2,432,225
		17,852,247
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES
(Cost $33,564,264)		33,305,137

SHORT-TERM INVESTMENTS - 2.2%
Corporate Bonds - 1.2%
AbbVie Inc.
1.800%, 05/14/2018	1,500,000	1,502,313
ConocoPhillips Company
1.050%, 12/15/2017
Callable 11/15/2017	1,250,000	1,249,113
Enterprise Products Operating LLC
1.650%, 05/07/2018	370,000	369,923
		3,121,349
Money Market Fund - 1.0%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.92% (d)	2,387,589	2,387,589

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,508,530)		5,508,938

Total Investments - 98.8%
(Cost $241,022,342)	242,684,859
Other Assets in Excess of Liabilities - 1.2%	2,884,344
TOTAL NET ASSETS - 100.0%	$245,569,203

(a)	Floating rate.
(b)	Rule 144A security. Resale to the public may require registration or may extend only to qualified institutional buyers.
The fair market value of the Rule 144A securities was $8,475,187 representing 3.5% of the Fund's total net assets.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods.
Rate as of period end.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost of investments	$241,022,342
Gross unrealized appreciation	2,611,236
Gross unrealized depreciation	(948,719)
Net unrealized appreciation	$1,662,517

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS CATHOLIC EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Aerospace & Defense - 3.7%
Honeywell International Inc.	16,975	$2,406,037

Auto Components - 2.1%
The Goodyear Tire & Rubber Company	40,000	1,330,000

Banks - 10.6%
Comerica Incorporated	22,500	1,715,850
Cullen/Frost Bankers, Inc.	10,000	949,200
SunTrust Banks, Inc.	33,000	1,972,410
Zions Bancorporation	46,000	2,170,280
		6,807,740
Beverages - 1.9%
PepsiCo, Inc.	11,000	1,225,730

Chemicals - 5.0%
DowDuPont Inc. (a)	17,500	1,211,525
Ecolab Inc.	8,500	1,093,185
FMC Corporation	10,000	893,100
		3,197,810
Computers & Peripherals - 2.5%
Apple Inc.	10,500	1,618,260

Construction Materials - 2.1%
Martin Marietta Materials, Inc.	6,500	1,340,495

Containers & Packaging - 0.5%
Ball Corporation	8,500	351,050

Electrical Equipment & Instruments - 4.2%
Roper Technologies, Inc.	11,000	2,677,400

Electronic Equipment & Instruments - 3.1%
FLIR Systems, Inc.	24,500	953,295
Trimble Navigation Limited (a)	27,000	1,059,750
		2,013,045
Energy Equipment & Services - 2.9%
Halliburton Company	21,500	989,645
Schlumberger Limited (b)	12,400	865,024
		1,854,669
Food Products - 2.7%
The Kraft Heinz Company	9,700	752,235
Mondelez International Inc. - Class A	25,000	1,016,500
		1,768,735

Health Care Equipment & Supplies - 5.5%
DENTSPLY SIRONA Inc.	20,000	1,196,200
Medtronic, PLC (b)	18,200	1,415,414
VWR Corporation (a)	27,500	910,525
		3,522,139
Household Durables - 2.1%
Whirlpool Corporation	7,500	1,383,300

Household Products - 1.1%
Colgate-Palmolive Company	10,000	728,500

Insurance - 5.4%
MetLife, Inc.	32,500	1,688,375
Prudential Financial, Inc.	16,700	1,775,544
		3,463,919
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (a)	1,500	1,442,025

Internet Software & Services - 9.6%
Akamai Technologies, Inc. (a)	35,000	1,705,200
Alphabet, Inc. - Class A (a)	2,200	2,142,184
Alphabet, Inc. - Class C (a)	802	769,207
Facebook, Inc. - Class A (a)	9,000	1,537,830
		6,154,421
IT Consulting & Services - 5.4%
Alliance Data Systems Corporation	3,300	731,115
PayPal Holdings, Inc. (a)	42,500	2,721,275
		3,452,390
Machinery - 1.7%
Barnes Group Inc.	10,000	704,400
Illinois Tool Works Inc.	2,500	369,900
		1,074,300
Media - 1.1%
Viacom Inc. - Class B	25,000	696,000

Multiline Retail - 2.0%
Burlington Stores, Inc. (a)	1,615	154,168
Dollar Tree, Inc. (a)	10,000	868,200
Kohl's Corporation	5,500	251,075
		1,273,443
Oil & Gas & Consumable Fuels - 6.3%
Cabot Oil & Gas Corporation	40,000	1,070,000
Chevron Corporation	7,000	822,500
ConocoPhillips	17,500	875,875
EOG Resources, Inc.	13,000	1,257,620
		4,025,995
Pharmaceuticals - 1.7%
Zoetis Inc.	17,500	1,115,800

Professional Services - 1.4%
Verisk Analytics, Inc. (a)	11,000	915,090

Software - 6.7%
Adobe Systems Incorporated (a)	13,000	1,939,340
Microsoft Corporation	13,625	1,014,926
Oracle Corporation	27,500	1,329,625
		4,283,891
Specialty Retail - 5.5%
The Home Depot, Inc.	10,500	1,717,380
Party City Holdco Inc. (a)	55,000	745,250
Tiffany & Co.	12,000	1,101,360
		3,563,990
TOTAL COMMON STOCKS
(Cost $36,873,447)		63,686,174

SHORT-TERM INVESTMENT - 1.3%
Money Market Fund - 1.3%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.92% (c)	830,842	830,842

TOTAL SHORT-TERM INVESTMENT
(Cost $830,842)		830,842

Total Investments - 100.3%
(Cost $37,704,289)		64,517,016
Liabilities in Excess of Other Assets - (0.3)%		(169,474)
TOTAL NET ASSETS - 100.0%		$64,347,542

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost of investments	$37,704,289
Gross unrealized appreciation	27,307,769
Gross unrealized depreciation	(495,042)
Net unrealized appreciation	$26,812,727

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at September 30, 2017 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. securities and listed U.S. securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and asked price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available (including restricted securities) are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board has adopted specific guidelines and procedures for valuing portfolio securities and delegated their implementation to Luther King Capital Management Corporation, (the "Adviser").  The guidelines and procedures authorize the Adviser to make determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees.  The Funds may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of September 30, 2017, the Funds' assets carried at fair value were classified as follows:

LKCM Small Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$208,431,230	$-	$-	$208,431,230
Money Market Fund	2,168,887	-	-	2,168,887
Total Investments*	$210,600,117	$-	$-	$210,600,117

LKCM Small-Mid Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$18,715,023	$-	$-	$18,715,023
Money Market Fund	281,316	-	-	281,316
Total Investments*	$18,996,339	$-	$-	$18,996,339

LKCM Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$316,775,491	$-	$-	$316,775,491
Money Market Fund	9,637,360	-	-	9,637,360
Total Investments*	$326,412,851	$-	$-	$326,412,851

LKCM Balanced Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$54,043,884	$-	$-	$54,043,884
Corporate Bonds	-	23,790,979	-	23,790,979
Money Market Fund	1,024,738	-	-	1,024,738
Total Investments*	$55,068,622	$23,790,979	$-	$78,859,601

LKCM Fixed Income Fund
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$185,503,957	$-	$185,503,957
U.S. Government Issues	-	21,488,176	-	21,488,176
U.S. Government Sponsored Entities	-	33,305,137	-	33,305,137
Money Market Fund	2,387,589	-	-	2,387,589
Total Investments*	$2,387,589	$240,297,270	$-	$242,684,859

LKCM Aquinas Catholic Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$63,686,174	$-	$-	$63,686,174
Money Market Fund	830,842	-	-	830,842
Total Investments*	$64,517,016	$-	$-	$64,517,016

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period. Transfers between levels are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LKCM Funds

By      /s/ J. Luther King, Jr.
           J. Luther King, Jr., President

Date  November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ J. Luther King, Jr.
           J. Luther King, Jr., President

Date  November 20, 2017

By      /s/ Jacob D. Smith
           Jacob D. Smith, Chief Financial Officer

Date  November 20, 2017